Loans payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Components of loans payable	The following table shows the component of loans payable, net (in thousands):

	December 31,
	2021	2020
Loans payable, beginning of year	$13,624	$5,555
SIF contribution	16,786	11,661
Payments	(399)	—
TPC debt forgiveness	—	(3,873)
Foreign exchange (gain) loss	(167)	281

Loans payable, end of year	$29,844	$13,624

Discount, beginning of year	$(11,948)	$—
SIF discount on additional contribution	(7,167)	(11,199)
TPC discount on additional contribution	—	(748)
Government interest expense	1,728	232
Foreign exchange (gain) loss	(4)	(233)

Discount, end of year	$(17,391)	$(11,948)

Total Loans payable, net	$12,453	$1,676
Short-term portion	220	355
Long-term portion	12,233	1,321

Total loans payable, net	12,453	1,676

DWave System [Member]
Short-term Debt [Line Items]
Components of loans payable	The following table shows the component of loans payable (in thousands):

	June 30, 2022	December 31, 2021
Loan payable, beginning of period	$29,844	$13,624
SIF contribution	—	16,786
Venture Loan	20,000	—
Payments	(398)	(399)
Interest on Venture Loan	606	—
Final fee on Venture Loan	583	—
Foreign exchange (gain) loss	(452)	(167)

Loan payable, end of period	$50,183	$29,844

Discount, beginning of period	$(17,391)	$(11,948)
SIF discount on additional contribution	—	(7,167)
Venture Loan discount	(130)	—
Interest expense	1,349	1,728
Foreign exchange (gain) loss	245	(4)

Discount, end of period	$(15,927)	$(17,391)

Total loans payable, end of period	$34,256	$12,453
Short-term portion	21,353	220
Long-term portion	12,903	12,233

Total loans payable	$34,256	$12,453